Cahill Gordon & Reindel LLP
80 Pine Street
New York, New York  10005

August 2, 2006

Re:      TriMas Corporation

Ladies and Gentlemen:

Attached for filing with the Securities and Exchange Commission (the “Commission”) at the request and on the behalf of TriMas Corporation (the “Company”) pursuant to the Securities Act of 1933, as amended, is the Registration Statement on Form S-1 (the “Registration Statement”) with exhibits, submitted electronically via the EDGAR system, for an initial public offering of the Company’s Common Stock.  The Company has wired funds in the amount of $21,533.75 for the registration fee to the Commission’s account.

For your reference, we note that on March 25, 2004, the Company filed with the Commission a Registration Statement on Form S-1 (File Number 333-113917, the “Original Registration Statement”).  Although the Original Registration Statement, as amended, was subsequently withdrawn without having been declared effective, substantially all of the Staff’s comments had been addressed or resolved and Amendment No. 3 to the Original Registration Statement filed on June 29, 2004 was designed to be fully responsive to all remaining comments received from the Staff.  While changes to the Company’s business and the passage of time necessitate certain changes to its disclosure, the Company has endeavored to ensure that the Registration Statement attached hereto remained as reflective as practicable of the Staff’s comments received in 2004.

Please call the undersigned at (212) 701-3036 should you have any questions or comments with regard to this matter.

Sincerely,

/s/ Douglas Horowitz

Douglas Horowitz

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

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